Losses and Loss Expenses - Loss Reserve Rollforward and Components of Net Losses and Loss Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Net losses and loss expenses incurred	$ 1,382,485	$ 769,827	$ 4,766,200	$ 3,258,393	$ 3,731,464
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Unpaid losses and loss expenses at beginning of year	25,439,744	19,353,243	19,353,243	20,481,065	20,484,121
Unpaid losses and loss expenses recoverable, beginning of year	5,248,905	3,411,528	3,411,528	3,414,735	3,361,703
Net unpaid losses and loss expenses at beginning of year	20,190,839	15,941,715	15,941,715	17,066,330	17,122,418
Increase (decrease) in net losses and loss expenses incurred in respect of losses occurring in:
Current year			5,072,830	3,513,465	4,021,353
Prior year development			(306,630)	(255,072)	(289,889)
Total net incurred losses and loss expenses			4,766,200	3,258,393	3,731,464
Loss and loss expense reserves acquired in business combination			5,439,876	0	0
Exchange rate effects			(582,300)	(561,673)	40,587
Less net losses and loss expenses paid in respect of losses occurring in:
Current year			1,047,277	381,008	425,254
Prior years			4,327,375	3,440,327	3,402,885
Total net paid losses			5,374,652	3,821,335	3,828,139
Net unpaid losses and loss expenses at end of year			20,190,839	15,941,715	17,066,330
Unpaid losses and loss expenses recoverable, end of year	5,248,905	$ 3,411,528	3,411,528	3,414,735	3,361,703
Unpaid losses and loss expenses at end of year	$ 25,913,484		25,439,744	19,353,243	20,481,065
Loss and loss expenses payments
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Net losses and loss expenses incurred			6,505,075	4,499,642	4,496,802
Change in unpaid losses and loss expenses
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Net losses and loss expenses incurred			(168,263)	(514,406)	(71,901)
Change in unpaid losses and loss expenses recoverable
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Net losses and loss expenses incurred			(440,189)	(48,536)	(24,774)
Paid loss recoveries
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Net losses and loss expenses incurred			$ (1,130,423)	$ (678,307)	$ (668,663)